Events After the Reporting Period	3 Months Ended
Mar. 31, 2021
Events After the Reporting Period
Events After the Reporting Period	Note 7. Events After the Reporting Period No events have occurred as of the date of the authorization of the unaudited condensed consolidated interim financial statements.